SHORT-TERM AND LONG-TERM BANK LOANS (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 HKD ($)	Jul. 10, 2023 USD ($)	Jul. 10, 2023 HKD ($)
Debt Instrument [Line Items]
Interest rate	5.88%				5.88%
Borrowings	$ 58,410		$ 35,377	$ 13,312
Collateralized Financings						$ 642,797	$ 5,000,000
Director [Member]
Debt Instrument [Line Items]
Line of credit facility, limits	642,797	$ 5,000,000
Collateralized Financings	$ 385,678				$ 3,000,000
Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Debt Instrument [Line Items]
Interest rate	2.50%		2.50%		2.50%
Line of credit facility, limits		$ 6,000,000	$ 771,357
Repayable amount	$ 552,518		$ 653,185	$ 752,859
Below Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate	0.75%				0.75%
Below USD Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate	1.75%				1.75%
Minimum [Member] | Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Debt Instrument [Line Items]
Interest rate	2.75%		2.75%		2.75%
Minimum [Member] | HIBOR [Member]
Debt Instrument [Line Items]
Interest rate	2.50%				2.50%
Minimum [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate	0.50%				0.50%
Maximum [Member] | Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Debt Instrument [Line Items]
Interest rate	7.53%		7.53%		7.53%
Maximum [Member] | HIBOR [Member]
Debt Instrument [Line Items]
Interest rate	3.00%				3.00%
Maximum [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate	1.00%				1.00%